Summary of Significant Accounting Policies (Table)	12 Months Ended
Oct. 03, 2020
Summary of Property Plant and Equipment Useful Life [Abstract]
Schedule Of Property Plant and Equipment Useful Life
Depreciation and amortization are computed using the straight-line method. These charges are based on the following range of useful lives:

Buildings and improvements	5–39 years
Vehicles, machinery, and equipment	3–10 years
Office furniture and equipment	3–7 years
Leasehold improvements	5–10 years, not to exceed the lease life